Deferred Income Tax - Schedule of Deferred Income Tax Assets from Tax Loss Carryforwards (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Loss carried forward	€ (145,351)	€ (136,505)
Deferred tax assets	38,137	44,200
Corporation Tax Including Solidarity Surcharge [Member]
Statement Line Items [Line Items]
Loss carried forward	135,415	131,928
Deferred tax assets	21,436	20,884
Business Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	120,692	118,548
Deferred tax assets	10,561	19,703
U.S. Corporation Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	23,616	14,452
Deferred tax assets	€ 6,140	€ 3,613